Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Number of authorized shares with par value	$ 0.001	$ 0.001	$ 0.001